SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
Schedule of shares repurchased

	December, 31
	2021		2020		2019
Repurchased from:	Shares	RUBm	Shares	RUBm	Shares	RUBm

Open market	42,512,570	13,981	26,038,847	8,525	32,589,740	8,472
Sistema Finance	22,796,040	7,503	22,758,872	7,485	28,929,344	7,450
Total	65,308,610	21,484	48,797,719	16,010	61,519,084	15,922

Schedule of declared cash dividends

	2021	2020	2019
Dividends declared (including dividends on treasury shares of 12,082, 6,936 and 9,449 respectively)	74,049	58,948	83,751
Dividends, RUB per ADS	74.12	59.00	83.82
Dividends, RUB per share	37.06	29.50	41.91

MGTS Group
SHAREHOLDERS' EQUITY
Schedule of financial information for non-controlling interest

MGTS	2021	2020	2019
Non-controlling interests opening balance	(4,055)	(3,328)	(3,649)
Profit for the year attributable to non-controlling interests	(803)	(675)	(806)
Dividends to non-controlling interests	—	—	1,123
Other	(51)	(52)	4
Non-controlling interests closing balance	(4,909)	(4,055)	(3,328)

Schedule of financial information for non-controlling interest in balance sheet

	December 31,
MGTS	2021	2020
Current assets	34,282	17,052
Non-current assets	57,631	66,129
Current liabilities	(13,497)	(18,471)
Non-current liabilities	(17,691)	(19,881)

Schedule of financial information for non-controlling interest in profit and loss

	Year ended December 31,
MGTS	2021	2020	2019
Revenue, gross of intercompany	(41,255)	(41,103)	(39,479)
Profit for the year, gross of intercompany	(14,203)	(11,811)	(14,148)